UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 40.0%
	Adjustable Rate Mortgage Trust
$899,020	2.583%, 04/25/35 (A)	$873,870
	Alternative Loan Trust
9,339,007	6.000%, 12/25/34	9,351,746
1,656,803	5.750%, 10/25/33	1,724,212
653,957	5.750%, 01/25/35	662,956
683,716	5.500%, 02/25/25	700,548
2,213,097	5.500%, 07/25/33	2,226,741
1,221,886	5.500%, 04/25/34	1,260,298
	American Home Mortgage Investment Trust
3,360	2.069%, 10/25/34 (A)	3,103
	Banc of America Alternative Loan Trust
1,094,043	6.000%, 10/25/34	1,130,016
1,762,062	5.500%, 10/25/33	1,843,711
6,297,188	5.500%, 12/25/33	6,453,395
3,578,025	5.250%, 07/25/35	3,284,115
	Banc of America Funding Trust
2,477,063	5.750%, 11/25/35	2,538,388
733,198	5.500%, 11/25/34	742,983
69,509	5.500%, 08/25/35	70,557
671,845	2.748%, 12/20/34 (A)	572,103
454,223	2.501%, 11/20/34 (A)	437,633
	Banc of America Mortgage Trust
218,102	2.671%, 02/25/34 (A)	218,367
1,171,621	2.669%, 02/25/35 (A)	1,141,475
	Bear Stearns Adjustable Rate Mortgage Trust
135,849	2.727%, 01/25/35 (A)	134,695
229,865	2.716%, 04/25/34 (A)	224,532
53,854	2.637%, 01/25/35 (A)	52,914
218,084	2.622%, 07/25/34 (A)	212,585
4,978,094	2.550%, 02/25/36 (A)	3,902,920
	CAM Mortgage Trust
757,479	4.450%, 05/15/48 (A) (B)	757,747
	Chase Mortgage Finance Trust
2,339,811	2.465%, 03/25/37 (A)	2,172,208

1

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	CHL Mortgage Pass-Through Trust
$1,940,104	5.500%, 10/25/35	$1,814,995
1,299,433	2.608%, 08/25/34 (A)	1,219,575
	Citicorp Mortgage Securities
567,757	6.000%, 08/25/36	573,327
	Citigroup Mortgage Loan Trust
5,025,673	2.719%, 08/25/35 (A)	4,867,711
968,968	2.682%, 09/25/34 (A) (B)	874,944
2,036,199	2.588%, 05/25/35 (A)	1,979,080
1,212,830	2.510%, 10/25/35 (A)	1,198,654
3,846,063	2.500%, 11/25/35 (A) (B)	3,389,008
512,230	2.230%, 09/25/35 (A)	513,209
4,911,149	0.331%, 08/25/36	4,543,299
	CitiMortgage Alternative Loan Trust
4,359,995	6.000%, 09/25/36	3,906,621
	Countrywide Alternative Loan Trust
2,567,300	6.250%, 07/25/36	1,919,231
3,519,147	5.750%, 04/25/37	3,176,977
741,372	5.500%, 08/25/34	783,401
726,283	5.500%, 04/25/36	705,898
2,447,688	0.391%, 05/25/35 (A)	2,016,608
	Countrywide Home Loan Mortgage Pass-Through Trust
441,836	3.247%, 01/20/35 (A)	430,316
1,566,034	2.661%, 11/20/35 (A)	1,472,702
272,566	2.421%, 09/20/34 (A)	259,988
3,016,965	0.451%, 04/25/35 (A)	2,614,468
	Credit Suisse First Boston Mortgage Securities
3,978,963	5.500%, 11/25/35	3,662,464
2,563,080	5.250%, 11/25/20	2,576,167
127,869	5.250%, 05/25/28	127,884
	Credit Suisse Mortgage Capital Certificates
2,787,030	6.500%, 10/25/21	2,382,863
	Credit Suisse Mortgage Trust
3,300,000	5.435%, 06/27/34 (A) (B)	3,015,705
1,000,000	4.336%, 03/15/17	995,663

2

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Deutsche Alt-A Securities Mortgage Loan Trust
$1,323,748	5.500%, 11/25/35 (A)	$1,265,506
4,679,269	5.500%, 12/25/35	3,965,746
1,147,444	5.250%, 06/25/35	1,155,281
	FDIC Trust
475,871	4.500%, 10/25/18 (B)	476,767
	FHLMC Structured Agency Credit Risk Debt Notes
8,375,000	3.491%, 10/25/27 (A)	8,075,982
	GMAC Mortgage Loan Trust
251,234	5.000%, 11/25/33	252,375
1,543,561	2.979%, 07/19/35 (A)	1,465,444
1,062,771	2.759%, 06/19/35 (A)	1,029,364
	GSR Mortgage Loan Trust
2,332,493	6.000%, 09/25/36	1,949,775
983,921	2.815%, 12/25/34 (A)	947,594
753,055	2.737%, 12/25/34 (A)	747,160
1,453,221	2.690%, 09/25/35 (A)	1,463,720
319,687	2.467%, 07/25/35 (A)	301,625
	HarborView Mortgage Loan Trust
393,632	2.571%, 05/19/34 (A)	391,791
	IndyMac Index Mortgage Loan Trust
3,315,636	2.615%, 08/25/35 (A)	2,799,584
2,925,522	0.821%, 07/25/45 (A)	2,527,037
	JPMorgan Alternative Loan Trust
2,224,235	4.592%, 03/25/36 (A)	1,768,932
5,693,890	2.506%, 03/25/36 (A)	4,924,446
	JPMorgan Mortgage Trust
6,788,878	6.000%, 01/25/36	6,029,997
1,904,031	5.750%, 03/25/37	1,572,939
2,379,273	3.541%, 03/25/43 (A) (B)	2,358,459
1,944,385	2.404%, 02/25/36 (A)	1,719,764
	JPMorgan Resecuritization Trust
3,017,007	2.679%, 06/27/34 (A) (B)	2,739,171
	Lehman Mortgage Trust
1,641,558	5.500%, 02/25/36	1,597,195
1,003,833	0.691%, 01/25/36 (A)	660,870

3

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	MASTR Adjustable Rate Mortgages Trust
$3,183,473	2.683%, 03/25/35 (A)	$2,793,873
2,636,403	2.592%, 04/25/36 (A)	2,531,535
	MASTR Alternative Loan Trust
2,189,622	6.000%, 06/25/34	2,273,517
4,040,048	6.000%, 09/25/34	4,238,070
1,546,190	5.500%, 06/25/34	1,612,817
1,363,204	5.250%, 11/25/33	1,414,161
	Merrill Lynch Alternative Note Asset Trust
3,679,905	6.000%, 03/25/37	2,879,231
	Morgan Stanley Mortgage Loan Trust
1,289,707	6.000%, 06/25/36	1,144,679
2,144,294	6.000%, 08/25/36	1,982,760
492,947	5.500%, 11/25/35	500,974
	National City Mortgage Capital Trust
1,112,327	6.000%, 03/25/38	1,164,679
	New York Mortgage Trust
2,134,968	2.619%, 05/25/36 (A)	1,929,208
	RALI Trust
601,071	5.500%, 06/25/34	621,288
	Residential Asset Securitization Trust
3,309,492	6.000%, 06/25/37	2,960,867
5,828,984	5.375%, 07/25/35	5,239,918
	RFMSI Trust
1,355,010	5.750%, 01/25/36	1,391,322
	Starwood Retail Property Trust
3,785,000	3.634%, 11/15/27	3,559,883
	Structured Adjustable Rate Mortgage Loan Trust
440,192	2.618%, 09/25/34 (A)	435,696
978,537	2.455%, 11/25/34 (A)	988,965
2,520,893	0.491%, 07/25/35 (A)	1,824,262
	Structured Asset Securities Mortgage Pass-Through Certificates
2,247,597	5.750%, 11/25/34	2,340,393
46,401	5.000%, 12/25/34	47,202
	Structured Asset Securities Trust
896,912	5.500%, 02/25/35	915,083

4

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Washington Mutual Mortgage Pass-Through Certificates
$2,413,322	6.000%, 03/25/36	$2,241,527
641,645	5.500%, 07/25/34	666,757
2,452,140	2.198%, 09/25/46 (A)	2,233,956
2,747,693	1.948%, 01/25/47 (A)	2,471,989
566,946	0.897%, 04/25/47 (A)	507,781
	Wells Fargo Mortgage Backed Securities Trust
3,334,360	6.000%, 01/25/36	3,410,380
781,515	5.500%, 11/25/35	796,383
1,810,401	5.500%, 01/25/36	1,845,716
246,489	2.638%, 02/25/34 (A)	246,591
521,128	2.632%, 04/25/35 (A)	523,128
9,064	2.620%, 10/25/33 (A)	9,098
35,618	2.615%, 12/25/33 (A)	35,654

	Total Residential Mortgage-Backed Obligations
	(Cost $200,267,464)	205,680,443

Asset-Backed Securities — 32.3%
	AIM Aviation Finance
1,880,952	4.750%, 02/15/40 (B)	1,706,964
	American Homes 4 Rent
2,070,000	6.231%, 10/17/36 (B)	2,129,320
4,625,000	3.500%, 06/17/31 (A) (B)	4,444,801
300,000	2.750%, 06/17/31 (A) (B)	287,506
	Ascentium Equipment Receivables
1,300,000	3.100%, 06/10/21 (B)	1,319,353
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18 (B)	1,018,806
	CAM Mortgage Trust
5,100,000	4.750%, 07/15/64 (A) (B)	5,046,450
	CarFinance Capital Auto Trust
3,500,000	5.490%, 01/18/22 (B)	3,513,853
	CarNow Auto Receivables Trust
4,700,000	5.530%, 01/15/20 (B)	4,762,176
1,717,000	4.330%, 11/15/17 (B)	1,721,121

5

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	Castlelake Aircraft Securitization Trust
$3,058,233	5.250%, 02/15/29 (B)	$3,088,816
	CFC LLC
2,000,000	5.930%, 08/15/19 (B)	2,068,660
1,600,000	5.360%, 11/15/21 (B)	1,608,482
	Colony American Homes
2,000,000	3.537%, 07/17/31 (A) (B)	1,912,366
	Countrywide Asset-Backed Certificates
2,250,000	5.070%, 05/25/35	2,257,742
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (B)	1,029,934
1,100,000	6.380%, 05/17/21 (B)	1,121,712
2,130,000	6.220%, 08/15/22 (B)	2,135,167
2,000,000	6.210%, 02/15/22 (B)	2,017,488
3,000,000	6.190%, 05/16/22 (B)	3,021,210
1,000,000	5.910%, 11/15/21 (B)	1,001,706
800,000	5.850%, 08/16/21 (B)	801,860
1,200,000	4.620%, 05/15/20 (B)	1,174,780
	DB Master Finance
3,990,000	3.980%, 02/20/45 (B)	3,988,372
	DT Auto Owner Trust
4,180,000	4.470%, 11/15/21 (B)	4,245,927
1,055,000	4.260%, 02/15/22 (B)	1,063,048
2,080,000	4.250%, 02/15/22 (B)	2,091,050
3,400,000	4.180%, 06/15/20 (B)	3,436,802
4,100,000	3.980%, 01/15/21 (B)	4,144,453
2,600,000	3.680%, 04/15/21 (B)	2,603,414
	FAN Engine Securitization
4,912,140	4.625%, 10/15/43 (B)	4,888,070
	First Franklin Mortgage Loan Trust
599,009	0.341%, 07/25/36 (A)	564,364
	First Investors Auto Owner Trust
945,000	3.470%, 02/15/21 (B)	944,078

6

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	Flagship Credit Auto Trust
$3,000,000	6.260%, 02/16/21 (B)	$3,103,920
3,000,000	6.180%, 02/15/22 (B)	3,011,983
6,000,000	5.980%, 08/15/22 (B)	5,999,545
1,250,000	5.710%, 08/16/21 (B)	1,280,859
2,300,000	5.380%, 07/15/20 (B)	2,365,842
4,000,000	5.260%, 07/15/21 (B)	4,019,988
1,500,000	4.830%, 06/15/20 (B)	1,528,761
	GCA Holdings
733,571	7.500%, 01/05/30	733,571
2,019,643	6.000%, 01/05/30	2,019,643
3,160,000	0.632%, 01/05/30 (C)	2,197,464
	Global Container Assets
1,040,397	4.500%, 02/05/30 (B)	1,036,340
	Invitation Homes Trust
1,875,000	2.938%, 09/17/31 (A) (B)	1,864,114
3,000,000	2.900%, 12/17/30 (A) (B)	2,902,053
	Key Resorts
2,684,555	5.870%, 03/17/31 (B)	2,695,819
	Leaf Receivables Funding 10
4,470,000	6.000%, 06/15/23 (B)	4,296,609
	Leaf Receivables Funding 9
2,325,000	6.000%, 09/15/21 (B)	2,393,885
	OneMain Financial Issuance Trust
3,400,000	6.630%, 03/18/26 (B)	3,529,302
5,070,000	5.640%, 07/18/25 (B)	5,079,785
5,470,000	5.310%, 09/18/24 (B)	5,483,237
	Presitige Auto Receivables Trust
4,000,000	4.670%, 01/17/22	3,973,358
	RBSSP Resecuritization Trust
667,839	2.920%, 11/28/17 (B)	656,465
	Rise
932,311	6.500%, 02/15/39 (A)	939,303
	Sierra Timeshare Receivables Funding
400,286	9.310%, 07/20/28 (B)	425,018

7

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	SpringCastle America Funding
$2,515,000	4.610%, 10/25/27 (B)	$2,547,544
	Springleaf Funding Trust
4,000,000	6.310%, 11/15/24 (B)	4,067,464
	Structured Asset Securities Mortgage Loan Trust
1,102,202	0.481%, 06/25/35 (A)	1,003,339
	Tidewater Auto Receivables Trust
3,200,000	3.570%, 05/15/21 (B)	3,180,720
	Trade MAPS 1
4,000,000	5.189%, 12/10/18 (A) (B)	4,001,240
	TSTC
4,000,000	6.989%, 08/24/17 (A)	4,000,000
	VOLT
3,553,910	4.750%, 10/25/57	3,535,828
1,399,353	4.250%, 02/25/55	1,376,698
	VOLT XXXI
1,381,975	4.500%, 02/25/55 (B)	1,359,061
	Westgate Resorts
356,925	9.000%, 01/20/25 (B)	359,067
956,573	6.250%, 10/20/26 (B)	950,833
754,118	5.500%, 12/20/26 (B)	752,158

	Total Asset-Backed Securities
	(Cost $165,112,790)	165,830,667

Commercial Mortgage-Backed Obligations — 20.1%
	A10 Securitization
290,000	6.230%, 11/15/27 (B)	300,964
965,000	5.120%, 11/15/27 (B)	983,540
2,146,000	4.990%, 04/15/34 (B)	2,127,083
	BAMLL Commercial Mortgage Securities Trust
1,500,000	4.187%, 01/15/28 (A) (B)	1,497,012
	Bear Stearns Commercial Mortgage Securities Trust
2,019,644	6.916%, 05/11/39 (A) (B)	2,075,002
	BXHTL Mortgage Trust
2,450,000	8.387%, 05/15/18	2,450,000

8

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	CGBAM Commercial Mortgage Trust
$6,000,000	3.187%, 02/15/31 (A) (B)	$6,001,638
	Commercial Mortgage Trust
5,000,000	5.645%, 12/10/44 (A) (B)	5,294,210
1,400,000	5.644%, 12/10/44 (A)	1,565,333
1,000,000	5.019%, 08/15/45 (A) (B)	1,007,222
2,540,000	3.938%, 05/13/31 (A)	2,522,261
3,500,000	3.288%, 06/15/34 (A) (B)	3,503,622
	Credit Suisse Mortgage Capital Certificates
3,930,000	5.869%, 09/15/40 (A)	4,031,374
	Credit Suisse Mortgage Trust
4,180,000	4.184%, 04/15/29 (A) (B)	4,161,683
	DBUBS Mortgage Trust
1,350,000	5.731%, 01/10/21 (A) (B)	1,455,814
	Del Coronado Trust
3,000,000	5.187%, 03/15/18 (A) (B)	2,992,500
	Extended Stay America Trust
6,928,000	5.521%, 12/05/31 (A) (B)	7,013,886
	GP Portfolio Trust
2,500,000	4.026%, 02/15/27 (A) (B)	2,491,516
	GS Mortgage Securities Trust
20,460,000	5.989%, 08/10/45 (A)	20,818,275
	Hilton USA Trust
3,995,000	4.453%, 11/05/30 (A) (B)	4,043,535
375,000	4.407%, 11/05/30 (B)	378,302
	JPMorgan Chase Commercial Mortgage Securities Trust
2,937,000	6.213%, 06/15/43 (A) (B)	3,143,031
1,175,000	5.464%, 01/15/49 (A)	1,215,391
3,000,000	5.323%, 08/15/46 (A) (B)	3,177,318
2,000,000	5.021%, 01/12/37 (A)	1,997,616
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	2,137,765
	Motel 6 Trust
4,815,000	8.230%, 02/05/20 (B)	4,761,072
2,000,000	5.000%, 02/05/30 (B)	1,946,380

9

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	RBS Commercial Funding Trust
$2,000,000	3.704%, 03/11/31 (A) (B)	$1,777,156
	SCG Trust
3,300,000	3.437%, 11/15/26 (A) (B)	3,310,636
	WF-RBS Commercial Mortgage Trust
1,072,724	5.549%, 03/15/44 (A) (B)	1,158,069
1,978,235	5.463%, 02/15/44 (A) (B)	2,142,630

	Total Commercial Mortgage-Backed Obligations
	(Cost $100,467,242)	103,481,836

Corporate Obligation — 1.8%
	Element Comm Aviation
9,000,000	0.000%, 03/15/40	9,000,000

	Total Corporate Obligation
	(Cost $9,000,000)	9,000,000

Municipal Bond — 0.5%
	Michigan State, Tobacco Settlement Financing Authority, RB
3,215,000	7.309%, 06/01/34	2,777,824

	Total Municipal Bond
	(Cost $2,791,856)	2,777,824

Short-Term Investment — 6.0%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.000% (D)
30,711,525	(Cost $30,711,525)	30,711,525

	Total Investments — 100.7%
	(Cost $508,350,877)†	517,482,295
	Other Assets and Liabilities, net — (0.7)%	(3,787,707)

	Net Assets — 100.0%	$513,694,588

10

Portfolio of Investments — as of July 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

(A)	Variable rate security - Rate disclosed is the rate in effect on July 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	The rate shown is the 7-day effective yield as of July 31, 2015.

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LLC	Limited Liability Company
RB	Revenue Bond

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $508,350,877 and the unrealized appreciation and depreciation were $11,983,862 and ($2,852,444), respectively.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$205,680,443	$—	$205,680,443
Asset-Backed Securities	—	165,830,667	—	165,830,667
Commercial Mortgage-Backed Obligations	—	103,481,836	—	103,481,836
Corporate Obligation	—	9,000,000	—	9,000,000
Municipal Bond	—	2,777,824	—	2,777,824
Short-Term Investment	30,711,525	—	—	30,711,525

Total Investments in Securities	$30,711,525	$486,770,770	$—	$517,482,295

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015